Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Israel Innovation Authority

The Company partially financed their research and development expenditures under grant programs sponsored by the Israel Innovation Authority (“IIA”) (formerly the Office of Chief Scientist) for the support of research and development activities conducted in Israel. At the time the grants were received from the IIA, successful development of the related projects was not assured. In exchange for participation in the programs by the IIA, in accordance with the terms of the grant, the Company is required to pay 3% of total sales of products developed within the framework of these programs. The royalties will be paid up to a maximum amount equaling 100% of the grants provided by the IIA, linked to the dollar, bearing annual interest at a rate based on LIBOR. Beginning from January 1, 2024 the annual interest rate was adjusted to SOFR (Secured Overnight Financing Rate). The obligation to pay these royalties is contingent on actual sales of the products, and in the absence of such sales payment of royalties is not required. In some cases, the Government of Israel’s participation (through the IIA) is subject to export sales or other conditions. The maximum amount of royalties can increase in the event of production outside of Israel or the sale of any intellectual property developed under the grant to a non-Israeli entity. The current contingent royalty obligation as of June 30, 2026 and December 31, 2025 is approximately $1.25 million and $1.23 million, respectively.

Legal proceedings

From time to time in the normal course of business, the Company may be subject to routine litigation incidental to its business. Although there can be no assurances as to the ultimate disposition of any such matters, it is the opinion of management, based upon the information available at this time, that there are no matters, individually or in the aggregate, that would have a material adverse effect on the results of operations and financial condition of the Company.

War in Israel

Since October 7, 2023, Israel has been engaged in armed conflicts on multiple fronts, including with Hamas in Gaza, Hezbollah in Lebanon, the Houthis in Yemen, and various militia groups in Syria and Iraq, as well as direct hostilities with Iran, including the June 2025 twelve-day war and the renewed Israel-U.S.–Iran conflict that commenced in February 2026. The duration and ultimate impact of these conflicts cannot be predicted.

The Company’s research and development activities are located in Israel. Currently, such activities in Israel remain largely unaffected. During the three months ended June 30, 2026 and 2025, the impact of the regional conflicts on the Company’s results of operations and financial condition was immaterial. Management will continue to monitor events in the region and their effect on the Company’s financial position and results of operations.

NOTE 9 - COMMITMENTS AND CONTINGENCIES:

Israel Innovation Authority

The Company partially financed their research and development expenditures under grant programs sponsored by the Israel Innovation Authority (“IIA”) (formerly the Office of Chief Scientist) for the support of research and development activities conducted in Israel. At the time the grants were received from the IIA, successful development of the related projects was not assured. In exchange for participation in the programs by the IIA, in accordance with the terms of the grant, the Company is required to pay 3% of total sales of products developed within the framework of these programs. The royalties will be paid up to a maximum amount equaling 100% of the grants provided by the IIA, linked to the dollar, bearing annual interest at a rate based on LIBOR. Beginning from January 1, 2024 the rate was adjusted to SOFR (Secured Over Financing Rate). The obligation to pay these royalties is contingent on actual sales of the products, and in the absence of such sales payment of royalties is not required. In some cases, the Government of Israel’s participation (through the IIA) is subject to export sales or other conditions. The maximum amount of royalties can increase in the event of production outside of Israel or the sale of any intellectual property developed under the grant to a non-Israeli entity. The current contingent royalty obligation as of December 31, 2025 and 2024 is approximately $1.23 and $1.18 million, respectively.

Legal proceedings

From time to time in the normal course of business, the Company may be subject to routine litigation incidental to its business. Although there can be no assurances as to the ultimate disposition of any such matters, it is the opinion of management, based upon the information available at this time, that there are no matters, individually or in the aggregate, that would have a material adverse effect on the results of operations and financial condition of the Company.

War in Israel

Starting October 7, 2023, Israel has been engaged in a complex multifront war in the Middle East. An agreement for a ceasefire in Gaza was reached in October 2025, conditioned on the parties meeting certain ongoing requirements.

The Company’s research and development activities are located in Israel. Currently, such activities in Israel remain largely unaffected. During the years ended December 31, 2025 and 2024, the impact of the regional conflicts on the Company’s results of operations and financial condition was immaterial. Management will continue to monitor events in the region and their effect on the Company’s financial position and results of operations.